Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(2)(3)(7)(8)(9) ($)	Average Summary Compensation Table Total for Non- PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)(7)(8)(9) ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return(5) ($)	Net Income (Loss) ($) (in millions) (6)
2025	825,000	787,173	247,756	199,032	62.48	(9.2)
2024	1,258,906	1,218,651	461,173	392,604	79.61	(3.7)
2023	1,204,156	1,204,156	601,997	601,430	139.08	(5.4)

Named Executive Officers, Footnote
Our PEO reflected in these columns and for each of the applicable fiscal years is Michael Weinstein.
The individuals comprising the non-PEO NEOs for each year presented are listed below:

               2023 2024 2025
       Anthony J. Sirica Anthony J. Sirica Anthony J. Sirica
       Vincent Pascal Vincent Pascal Samuel Weinstein
                                                       Samuel Weinstein

PEO Total Compensation Amount	$ 825,000	$ 1,258,906	$ 1,204,156
PEO Actually Paid Compensation Amount	$ 787,173	1,218,651	1,204,156
Adjustment To PEO Compensation, Footnote	For fiscal year 2025, the CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reportable in Summary Compensation Table for 2025	825,000	247,756
Less: Grant Date Fair Value of Option Awards Reportable in the 2025 Summary Compensation Table	—	—
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	—	—
Plus: Year Over Year Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Less: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	(28,370)	(14,597)
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	—	(25,297)
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	(9,457)	(8,830)
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	—	—
Compensation Actually Paid for Fiscal Year 2025	787,173	199,032
For fiscal year 2024, the CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2024 Summary Compensation Table	1,258,906	461,173
Less: Grant Date Fair Value of Option Awards Reported in the 2024 Summary Compensation Table	(109,750)	(36,583)
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	69,495	23,165
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(4,523)
Less: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	(40,803)
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	—	(9,825)
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Compensation Actually Paid for Fiscal Year 2024	1,218,651	392,604
For fiscal year 2023, the CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2023 Summary Compensation Table	1,204,156	601,997
Less: Grant Date Fair Value of Option Awards Reported in the 2023 Summary Compensation Table	—	—
Plus: Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	—
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(567)
Plus: Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus: Year Over Year Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	—	—
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Compensation Actually Paid for Fiscal Year 2023	1,204,156	601,430

Non-PEO NEO Average Total Compensation Amount	$ 247,756	461,173	601,997
Non-PEO NEO Average Compensation Actually Paid Amount	$ 199,032	392,604	601,430
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2025, the CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reportable in Summary Compensation Table for 2025	825,000	247,756
Less: Grant Date Fair Value of Option Awards Reportable in the 2025 Summary Compensation Table	—	—
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	—	—
Plus: Year Over Year Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Less: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	(28,370)	(14,597)
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	—	(25,297)
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	(9,457)	(8,830)
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	—	—
Compensation Actually Paid for Fiscal Year 2025	787,173	199,032
For fiscal year 2024, the CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2024 Summary Compensation Table	1,258,906	461,173
Less: Grant Date Fair Value of Option Awards Reported in the 2024 Summary Compensation Table	(109,750)	(36,583)
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	69,495	23,165
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(4,523)
Less: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	(40,803)
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	—	(9,825)
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Compensation Actually Paid for Fiscal Year 2024	1,218,651	392,604
For fiscal year 2023, the CAP to the PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2023 Summary Compensation Table	1,204,156	601,997
Less: Grant Date Fair Value of Option Awards Reported in the 2023 Summary Compensation Table	—	—
Plus: Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	—
Less: Year Over Year Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(567)
Plus: Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus: Year Over Year Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	—	—
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Compensation Actually Paid for Fiscal Year 2023	1,204,156	601,430

Compensation Actually Paid vs. Total Shareholder Return	The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.
Compensation Actually Paid vs. Net Income	The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and out net income (loss) over the three most recently completed fiscal years.
Total Shareholder Return Amount	$ 62.48	79.61	139.08
Net Income (Loss)	$ (9,200,000)	(3,700,000)	(5,400,000)
PEO Name	Michael Weinstein
Additional 402(v) Disclosure	We are a smaller reporting company pursuant to Rule 405 of the Securities Act, and as such, we are only required to include information for the past three fiscal years in this table.In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with Financial Accounting Standards Board Accounting Standards Update: Compensation Stock Compensation (ASC Topic 718).
The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
	The amounts reflected in this column represent the net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(109,750)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	69,495	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,370)	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,457)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(36,583)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	23,165	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,523)	(567)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,597)	(40,803)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,297)	(9,825)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,830)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0